Share-based compensation - Restricted shares (Details) - Vesting of restricted shares - $ / shares	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2022
Number of Shares
Beginning Non vested shares	40,500,000	20,250,000
Vested Shares	(20,250,000)	(20,250,000)
Ending Non vested shares	20,250,000
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value	$ 0.0889	$ 0.0889
Vested weighted average grant date fair value	0.0889	$ 0.0889
Ending Non vested weighted average grant date fair value	$ 0.0889